Expense Example - Class K - BlackRock High Yield Municipal Fund - Class K	Oct. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	358
Expense Example, with Redemption, 10 Years	$ 807